LEASES - Schedule of Future Undiscounted Cash Flows and Reconciliation to the Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025	$ 92
2026	70
2027	52
2028	32
2029	18
Thereafter	35
Total lease payments	299
Less imputed interest	28
Total present value of lease liabilities	271
Operating leases - current	$ 84
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Operating and finance leases - current
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Operating and finance leases - current
Operating leases - non-current	$ 187
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Operating and finance leases - noncurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Operating and finance leases - noncurrent
Finance Leases
2025	$ 7
2026	3
2027	1
2028	1
2029	0
Thereafter	0
Total lease payments	12
Less imputed interest	1
Total present value of lease liabilities	11
Finance leases - current	6
Finance leases - non-current	5
Total
2025	99
2026	73
2027	53
2028	33
2029	18
Thereafter	35
Total lease payments	311
Less imputed interest	29
Total present value of lease liabilities	282
Operating and finance leases - current	90	$ 75
Operating and finance leases - noncurrent	$ 192	$ 172